Preferred and Common Stock - Puttable Common Stock (Table) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 06, 2016	Jan. 17, 2017	Apr. 01, 2016	May 08, 2017	Jun. 30, 2017	Jul. 01, 2016	Oct. 03, 2016	Dec. 31, 2016
Common Stock
Beginning Balance, amount		$ 2,500		$ 2,500	$ 2,500
Ending Balance, amount					$ 750			$ 2,500
Puttable Common Stock
Common Stock
Begining Balance, Number of shares	650,000	250,000	650,000	250,000	250,000	650,000	650,000	650,000
Beginning Balance, amount	$ 6,500	$ 2,500	$ 6,500	$ 2,500	$ 2,500	$ 6,500	$ 6,500	$ 6,500
Redemption of puttable common stock, shares	(100,000)	(100,000)	(100,000)	(75,000)	(175,000)	(100,000)	(100,000)	(400,000)
Redeption of puttable common stock, value					$ (1,750)			$ (4,000)
Ending Balance, Number of shares					75,000			250,000
Ending Balance, amount					$ 750			$ 2,500